WILLIAMS LAW GROUP, P.A.
2503 W. Gardner Ct.
Tampa FL 33611
Phone: 813-831-9348
Fax: 813-832-5284
e-mail: wmslaw@tampabay.rr.com

August 26, 2008

Ms. Laura Nicholson
United States Securities and Exchange Commission
Division of Corporation Finance
100 F. St., N.E.
Washington, D.C. 20549-7010

Re:  Niusule Biotech Corp.
Registration Statement on Form S-1
Amendment No. 1.
File No. 333-152398

Dear Ms. Nicholson:

We have filed on EDGAR the above Amendment No. 1 and the related response table.

Page number references are to pages in the marked copy filed on EDGAR.

Thank you for your consideration.

Sincerely,

/s/ Michael T. Williams, Esq.

Michael T. Williams, Esq.